Off-balance-sheet commitments (Details) - France	12 Months Ended
	Dec. 31, 2021 EUR (€) m²	Dec. 31, 2020 EUR (€)
Lease arrangement expired
Disclosure of quantitative information about right-of-use assets [line items]
Surface area | m²	638.15
Annual rent	€ 215,011.87
Maximum refurbishment costs	€ 100,000
Lease arrangement ongoing
Disclosure of quantitative information about right-of-use assets [line items]
Surface area | m²	504
Annual rent		€ 159,278.23
Maximum refurbishment costs	€ 50,000